DEFERRED COMPENSATION LIABILITY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Post Retirement Benefits [Abstract]
Restricted deposit account				$ 10,000
Amount of final settlement agreement to terminate the compensation agreement with a corresponding payment	$ 11,000
Total expense (gain) recognized	$ (10,970)	$ (860)	$ 1,303
Chairman, President and CEO [Member]
Post Retirement Benefits [Abstract]
Required service period	15 years
Maximum benefit as a percentage of salary	66.00%
Retirement age	72 years
Chief Executive Officer and Chief Financial Officer [Member]
Post Retirement Benefits [Abstract]
Total expense (gain) recognized	$ (200)	$ (700)	$ 1,000